Revenue - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 243,926	$ 30,350